Other Income, Net (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
OTHER INCOME, NET [Abstract]
Income from short-term investments			$ 13,430		$ 5,260		$ 4,303
Rental income from Sogou	[1]		10,025		10,427		9,793
Additional deduction of Chinese mainland value-added tax and individual tax refund			4,952		4,827		6,169
Government grant			4,608		418		5,928
Donations			(31)		(1,565)		(1,460)
Investment income/(loss)			(5,381)		6,352		3
Impairment loss on equity investments		$ (12,000)	(11,954)	[2]	(215)	[2]	(384)	[2]
Others			1,994		3,912		1,641
Total			$ 17,643		$ 29,416		$ 25,993

[1]	Sogou leases from Sohu, on an arms-length basis, office space at Sohu.com Internet Plaza under a lease that expires on December 31, 2022. The cash receipts from this lease within operating activities for 2022, 2021 and 2020 were $9.1 million, $12.3 million and $12.1 million, respectively.
[2]	In the fourth quarter of 2022, the Sohu Group recognized an impairment loss of $12.0 million for an equity investment in a third-party online game developer.